8. Hybrid Debt Instrument (Tables)	12 Months Ended
Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Assumptions used for derivative liability
	December 31, 2015	July 1, 2015
Company stock price	$16.83	$7.26
Expected volatility (%)	105%	115%
Risk-free interest rate (%)	0.65%	0.28%